UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:     October 31

Date of reporting period:  November 1, 2012 - April 30, 2013

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT | *April 30, 2013*

OAK
ASSOCIATES FUNDS

OVER *25 years* OF GROWTH INVESTING

White Oak Select Growth Fund | WOGSX

Pin Oak Equity Fund | POGSX

Rock Oak Core Growth Fund | RCKSX

River Oak Discovery Fund | RIVSX

Red Oak Technology Select Fund | ROGSX

Black Oak Emerging Technology Fund | BOGSX

Live Oak Health Sciences Fund | LOGSX

Shareholder Letter

Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Net Assets, Operations, and Changes in Net Assets for the six-month period ended April 30, 2013. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of your portfolio and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentary. Here is some of the news you’ll find on our website:

•	The Wall Street Journal Recognizes White Oak Select Growth, Red Oak Technology Select and Black Oak Emerging Technology among “Category Kings.”

•	Red Oak Technology Select Fund is added to Charles Schwab’s Mutual Fund OneSource Select List for the second quarter of 2013.

•	Dow Jones interviews Mark Oelschlager for its article, “Pin Oak Fund Doesn’t Have Time for Short-Term Trends.”

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

Oak Associates Funds

Semi-Annual Report | April 30, 2013 (Unaudited)	1

White Oak Select Growth Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	WOGSX
Share Price	$47.41
Total Net Assets	$239.5 M
Portfolio Turnover	8.06%

Industry Weightings^
Information Technology	35.2%
Financials	30.4%
Health Care	20.7%
Energy	7.8%
Consumer Discretionary	4.6%
Materials	0.4%
Cash & Other Assets	0.9%

Top 10 Holdings^
1. ACE, Ltd.	6.6%

2. Google, Inc. - Class A	6.2%

3. Amgen, Inc.	6.1%

4. JPMorgan Chase & Co.	6.0%

5. The Charles Schwab Corp.	5.5%

6. Cisco Systems, Inc.	5.5%

7. International Business Machines Corp.	4.8%

8. KLA-Tencor Corp.	4.8%

9. Amazon.com, Inc.	4.6%

10. Transocean, Ltd.	4.2%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
White Oak Select Growth Fund	10.65%	10.29%	7.09%	6.33%	7.94%
S&P 500® Total Return Index[1]	16.89%	12.80%	5.21%	7.88%	8.74%
Lipper Large-Cap Growth Funds Average[2]	9.29%	10.68%	4.32%	7.05%	7.52%

*Since 08/03/1992	Gross Expense Ratio (per the current prospectus): 1.16%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	POGSX
Share Price	$37.11
Total Net Assets	$72.2 M
Portfolio Turnover	7.40%

Industry Weightings^
Financials	35.6%
Information Technology	28.5%
Consumer Discretionary	11.7%
Industrials	9.5%
Energy	8.2%
Consumer Staples	1.9%
Materials	0.9%
Cash & Other Assets	3.7%

Top 10 Holdings^
1. Wells Fargo & Co.	5.3%

2. Microsoft Corp.	5.2%

3. News Corp. - Class A	4.7%

4. Amdocs, Ltd.	4.6%

5. The Charles Schwab Corp.	4.4%

6. CIT Group, Inc.	4.0%

7. Google, Inc. - Class A	4.0%

8. Capital One Financial Corp.	3.8%

9. The Travelers Cos., Inc.	3.7%

10. Raytheon Co.	3.6%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
Pin Oak Equity Fund	13.40%	11.57%	10.35%	10.97%	6.77%
S&P 500® Total Return Index[1]	16.89%	12.80%	5.21%	7.88%	8.74%
Lipper Multi-Cap Core Funds Average[2]	15.61%	10.60%	4.41%	8.18%	8.62%

*Since 08/03/1992	Gross Expense Ratio (per the current prospectus): 1.21%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2013 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	RCKSX
Share Price	$13.10
Total Net Assets	$6.7 M
Portfolio Turnover	3.26%

Industry Weightings^
Information Technology	42.0%
Financials	16.6%
Consumer Discretionary	13.3%
Energy	8.1%
Health Care	7.6%
Industrials	5.2%
Materials	3.6%
Cash & Other Assets	3.6%

Top 10 Holdings^
1. Symantec Corp.	4.8%

2. Las Vegas Sands Corp.	4.2%

3. Wynn Resorts, Ltd.	3.7%

4. CF Industries Holdings, Inc.	3.6%

5. Illumina, Inc.	3.6%

6. American Express Co.	3.5%

7. CA, Inc.	3.3%

8. Comerica, Inc.	3.3%

9. SunTrust Banks, Inc.	3.2%

10. Cognizant Technology Solutions Corp. - Class A	3.1%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
Rock Oak Core Growth Fund	4.88%	8.69%	2.65%	–	4.02%
S&P 500® Total Return Index[1]	16.89%	12.80%	5.21%	–	5.56%
Lipper Multi-Cap Growth Funds Average[2]	10.66%	11.06%	4.62%	–	5.83%

*Since 12/31/2004	Gross Expense Ratio (per the current prospectus): 1.80%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	RIVSX
Share Price	$14.86
Total Net Assets	$11.4 M
Portfolio Turnover	39.57%

Industry Weightings^
Information Technology	28.9%
Consumer Discretionary	20.4%
Financials	14.9%
Energy	8.2%
Consumer Staples	7.6%
Health Care	5.1%
Industrials	1.0%
Cash & Other Assets	13.9%

Top 10 Holdings^
1. Assurant, Inc.	3.9%

2. Mercado Libre, Inc.	3.7%

3. Private Bancorp, Inc.	3.6%

4. Veeco Instruments, Inc.	3.5%

5. B&G Foods, Inc.	3.2%

6. Cubist Pharmaceuticals, Inc.	3.1%

7. Hollysys Automation Technologies, Ltd.	3.0%

8. Ctrip.com International, Ltd. ADR	3.0%

9. Weight Watchers International, Inc.	2.9%

10. Capella Education Co.	2.8%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
River Oak Discovery Fund	3.84%	6.42%	4.07%	–	5.77%
Russell 2000® Growth Index[1]	15.67%	12.94%	7.81%	–	7.40%
Lipper Small-Cap Growth Funds Average[2]	11.27%	11.83%	6.80%	–	6.49%

*Since 06/30/2005	Gross Expense Ratio (per the current prospectus): 1.63%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2013 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	ROGSX
Share Price	$11.94
Total Net Assets	$73.4 M
Portfolio Turnover	8.26%

Industry Weightings^
Information Technology	90.4%
Industrials	7.4%
Consumer Discretionary	2.2%
Cash & Other Assets	0.0%

Top 10 Holdings^
1. Symantec Corp.	5.6%

2. Alliance Data Systems Corp.	5.4%

3. Accenture PLC - Class A	4.9%

4. Northrop Grumman Corp.	4.6%

5. Cisco Systems, Inc.	4.5%

6. Check Point Software Technologies, Ltd.	4.4%

7. CA, Inc.	4.4%

8. Google, Inc. - Class A	4.3%

9. KLA-Tencor Corp.	4.3%

10. Western Digital Corp.	4.1%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
Red Oak Technology Select Fund	11.91%	13.00%	10.02%	9.50%	1.27%
NASDAQ 100 Index[1]	7.48%	14.21%	9.50%	10.77%	3.69%
Lipper Science & Technology Funds Average[2]	3.42%	7.93%	5.47%	8.73%	3.14%

*Since 12/31/1998	Gross Expense Ratio (per the current prospectus): 1.30%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	BOGSX
Share Price	$3.03
Total Net Assets	$26.1 M
Portfolio Turnover	34.26%

Industry Weightings^
Information Technology	87.4%
Health Care	7.1%
Industrials	0.3%
Cash & Other Assets	5.2%

Top 10 Holdings^
1. Qualcomm, Inc.	5.0%

2. CA, Inc.	4.6%

3. NetApp, Inc.	4.5%

4. Marvell Technology Group, Ltd.	4.4%

5. Life Technologies Corp.	4.3%

6. Salesforce.com, Inc.	4.3%

7. Lam Research Corp.	4.2%

8. Mercado Libre, Inc.	4.1%

9. Western Digital Corp.	4.1%

10. Itron, Inc.	3.8%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a share holder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date
Black Oak Emerging Technology Fund	-2.57%	4.70%	2.87%	7.50%	-9.23	%*
NASDAQ 100 Index[1]	7.48%	14.21%	9.50%	10.77%	2.26	%*
Lipper Science & Technology Funds Average[2]	3.42%	7.93%	5.47%	8.73%	0.28	%**

*Since 12/29/2000 **Since 12/31/2000	Gross Expense Ratio (per the current prospectus): 1.45%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2013 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update

All data below as of April 30, 2013 (Unaudited)

Fund Data
Ticker Symbol	LOGSX
Share Price	$16.16
Total Net Assets	$38.9 M
Portfolio Turnover	7.40%

Industry Weightings^
Health Care	96.2%
Cash & Other Assets	3.8%

Top 10 Holdings^
1. AmerisourceBergen Corp.	5.0%

2. CR Bard, Inc.	4.8%

3. Amgen, Inc.	4.5%

4. Cardinal Health, Inc.	4.4%

5. Pfizer, Inc.	4.4%

6. Zimmer Holdings, Inc.	4.2%

7. Becton Dickinson and Co.	4.1%

8. McKesson Corp.	4.0%

9. AstraZeneca PLC ADR	3.8%

10. Merck & Co., Inc.	3.6%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund, if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date
Live Oak Health Sciences Fund	19.89%	14.67%	11.41%	10.19%	5.73	%*
S&P 500® Health Care Index[1]	29.09%	17.90%	10.88%	7.51%	5.23	%*
Lipper Health & Biotechnology Funds Average[2]	27.68%	18.07%	13.19%	11.24%	7.15	%**

*Since 06/29/2001 **Since 06/30/2001	Gross Expense Ratio (per the current prospectus): 1.24%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See pages 9 and 10 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures

As of April 30, 2013 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

NASDAQ 100 Index – The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Health Care Index – The S&P 500 Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Index – The S&P 500 Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per- share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

Semi-Annual Report | April 30, 2013 (Unaudited)	9

Important Disclosures

As of April 30, 2013 (Unaudited)

Lipper – A Thomson Reuters Company is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

10	1-888-462-5386 | www.oakfunds.com

Disclosure of Fund Expenses

As of April 30, 2013 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these, are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2013 (Unaudited)	11

Disclosure of Fund Expenses

As of April 30, 2013 (Unaudited)

	Beginning Account Value 11/01/2012	Ending Account Value 04/30/2013	Annualized Expense Ratio	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,118.90	1.14%	$5.99
Hypothetical 5% Return	$1,000.00	$1,019.14	1.14%	$5.71
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,136.80	1.18%	$6.25
Hypothetical 5% Return	$1,000.00	$1,018.94	1.18%	$5.91
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,128.10	1.25%	$6.60
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,104.00	1.35%	$7.04
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.76
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,223.20	1.28%	$7.06
Hypothetical 5% Return	$1,000.00	$1,018.45	1.28%	$6.41
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,134.80	1.35%	$7.15
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.76
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,168.50	1.17%	$6.29
Hypothetical 5% Return	$1,000.00	$1,018.99	1.17%	$5.86

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (4.6%)
Internet & Catalog Retail (4.6%)
Amazon.com, Inc.(a)	43,000	$10,913,830

ENERGY (7.8%)
Energy Equipment & Services (4.2%)
Transocean, Ltd.(a)	195,000	10,036,650

Oil, Gas & Consumable Fuels (3.6%)
Exxon Mobil Corp.	98,000	8,721,020

FINANCIALS (30.4%)
Capital Markets (9.4%)
The Charles Schwab Corp.	780,200	13,232,192
US Bancorp	280,000	9,318,400

		22,550,592

Commercial Banks (8.3%)
CIT Group, Inc.(a)	217,400	9,241,674
M&T Bank Corp.	60,000	6,012,000
TCF Financial Corp.	325,000	4,728,750

		19,982,424

Diversified Financial Services (6.1%)
JPMorgan Chase & Co.	295,400	14,477,554

Insurance (6.6%)
ACE, Ltd.	177,500	15,822,351

HEALTH CARE (20.7%)
Biotechnology (6.1%)
Amgen, Inc.	141,100	14,704,031

Health Care Equipment & Supplies (8.2%)
CR Bard, Inc.	99,000	9,836,640
Stryker Corp.	149,000	9,771,420

		19,608,060

Health Care Providers & Services (3.2%)
Express Scripts Holding Co.(a)	130,000	7,718,100

Pharmaceuticals (3.2%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	7,543,130

Semi-Annual Report | April 30, 2013 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (35.2%)
Communications Equipment (9.3%)
Cisco Systems, Inc.	630,000	$13,179,600
Qualcomm, Inc.	146,100	9,002,682

		22,182,282

Computers & Peripherals (4.8%)
International Business Machines Corp.	56,900	11,524,526

Internet Software & Services (6.2%)
Google, Inc. - Class A(a)	17,900	14,759,803

IT Services (3.4%)
Cognizant Technology Solutions Corp. - Class A(a)	127,000	8,229,600

Semiconductors & Semiconductor Equipment (6.0%)
Broadcom Corp. - Class A	78,000	2,808,000
KLA-Tencor Corp.	211,800	11,490,150

		14,298,150

Software (5.5%)
Salesforce.com, Inc.(a)	174,400	7,169,584
Symantec Corp.(a)	250,000	6,075,000

		13,244,584

MATERIALS (0.4%)
Metals & Mining (0.4%)
Goldcorp, Inc.	30,000	887,400

TOTAL COMMON STOCKS (Cost $218,293,704)		237,204,087

SHORT TERM INVESTMENTS (1.1%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	2,671,357	2,671,357

TOTAL SHORT TERM INVESTMENTS (Cost $2,671,357)		2,671,357

TOTAL INVESTMENTS - (100.2%) (Cost $220,965,061)		$239,875,444

Liabilities in Excess of Other Assets - (-0.2%)		(388,042)

NET ASSETS - (100.0%)		$239,487,402

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

14	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.3%)
CONSUMER DISCRETIONARY (11.7%)
Auto Components (1.8%)
Visteon Corp.(a)	22,300	$1,311,017

Internet & Catalog Retail (2.3%)
Amazon.com, Inc.(a)	6,350	1,611,694

Media (7.6%)
The Interpublic Group of Cos., Inc.	152,000	2,103,680
News Corp. - Class A	109,000	3,375,730

		5,479,410

CONSUMER STAPLES (1.9%)
Household Products (1.9%)
Energizer Holdings, Inc.	14,500	1,400,555

ENERGY (8.2%)
Energy Equipment & Services (6.2%)
Diamond Offshore Drilling, Inc.	35,600	2,459,960
Nabors Industries, Ltd.	136,600	2,020,314

		4,480,274

Oil, Gas & Consumable Fuels (2.0%)
Royal Dutch Shell PLC, ADR	20,600	1,400,182

FINANCIALS (35.6%)
Capital Markets (9.0%)
The Bank of New York Mellon Corp.	77,000	2,172,940
The Charles Schwab Corp.	188,000	3,188,480
Morgan Stanley	49,500	1,096,425

		6,457,845

Commercial Banks (17.2%)
CIT Group, Inc.(a)	68,500	2,911,935
First Bancorp	57,735	751,132
Great Southern Bancorp, Inc.	55,845	1,472,633
International Bancshares Corp.	99,500	1,930,300
SunTrust Banks, Inc.	51,200	1,497,600
Wells Fargo & Co.	101,000	3,835,980

		12,399,580

Consumer Finance (3.8%)
Capital One Financial Corp.	47,400	2,738,772

Insurance (5.6%)
Assurant, Inc.	6,000	285,240
Everest Re Group, Ltd.	8,400	1,133,916

Semi-Annual Report | April 30, 2013 (Unaudited)	15

Schedules of Investments	Pin Oak Equity Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value
Insurance (continued)
The Travelers Cos., Inc.	31,000	$2,647,710

		4,066,866

INDUSTRIALS (9.5%)
Aerospace & Defense (6.2%)
Lockheed Martin Corp.	19,400	1,922,346
Raytheon Co.	42,000	2,577,960

		4,500,306

Machinery (3.3%)
Parker Hannifin Corp.	26,800	2,373,676

INFORMATION TECHNOLOGY (28.5%)
Electronic Equipment & Instruments (1.5%)
Flextronics International, Ltd.(a)	157,000	1,122,550

Internet Software & Services (6.6%)
Google, Inc. - Class A(a)	3,500	2,885,995
IAC/InterActive Corp.	40,856	1,923,092

		4,809,087

IT Services (9.9%)
Amdocs, Ltd.	92,672	3,308,391
Paychex, Inc.	43,049	1,567,414
The Western Union Co.	152,000	2,251,120

		7,126,925

Semiconductors & Semiconductor Equipment (1.5%)
KLA-Tencor Corp.	19,500	1,057,875

Software (9.0%)
BMC Software, Inc.(a)	47,000	2,137,560
Fair Isaac Corp.	12,597	586,768
Microsoft Corp.	113,300	3,750,230

		6,474,558

MATERIALS (0.9%)
Metals & Mining (0.9%)
Teck Resources, Ltd. - Class B	23,814	632,738

TOTAL COMMON STOCKS (Cost $64,277,734)		69,443,910

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,168,369	$2,168,369

TOTAL SHORT TERM INVESTMENTS (Cost $2,168,369)		2,168,369

TOTAL INVESTMENTS - (99.3%) (Cost $66,446,103)		$71,612,279

Assets in Excess of Other Liabilities - (0.7%)		538,304

NET ASSETS - (100.0%)		$72,150,583

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2013 (Unaudited)	17

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.4%)
CONSUMER DISCRETIONARY (13.3%)
Hotels, Restaurants & Leisure (7.9%)
Las Vegas Sands Corp.	5,000	$281,250
Wynn Resorts, Ltd.	1,800	247,140

		528,390

Media (2.5%)
DISH Network Corp. - Class A	4,200	164,598

Specialty Retail (2.9%)
Staples, Inc.	14,850	196,614

ENERGY (8.1%)
Energy Equipment & Services (6.2%)
Diamond Offshore Drilling, Inc.	2,500	172,750
Transocean, Ltd.(a)	3,600	185,292
Weatherford International, Ltd.(a)	4,200	53,718

		411,760

Oil, Gas & Consumable Fuels (1.9%)
HollyFrontier Corp.	2,600	128,570

FINANCIALS (16.6%)
Capital Markets (2.0%)
The Bank of New York Mellon Corp.	4,750	134,045

Commercial Banks (6.4%)
Comerica, Inc.	6,000	217,500
SunTrust Banks, Inc.	7,200	210,600

		428,100

Consumer Finance (5.5%)
American Express Co.	3,400	232,594
Capital One Financial Corp.	2,400	138,672

		371,266

Insurance (2.7%)
Hartford Financial Services Group, Inc.	6,400	179,776

HEALTH CARE (7.6%)
Biotechnology (2.2%)
Gilead Sciences, Inc.(a)	2,900	146,856

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	2,300	124,476

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

Life Sciences Tools & Services (3.6%)
Illumina, Inc.(a)	3,700	$239,353

INDUSTRIALS (5.2%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	1,000	73,960
Honeywell International, Inc.	1,800	132,372
Lockheed Martin Corp.	1,400	138,726

		345,058

INFORMATION TECHNOLOGY (42.0%)
Communications Equipment (1.6%)
F5 Networks, Inc.(a)	1,400	107,002

Computers & Peripherals (8.2%)
Apple, Inc.	400	177,100
NetApp, Inc.(a)	4,800	167,472
Western Digital Corp.	3,650	201,772

		546,344

Electronic Equipment & Instruments (2.0%)
Amphenol Corp. - Class A	1,750	132,160

IT Services (7.6%)
Cognizant Technology Solutions Corp. - Class A(a)	3,200	207,360
Computer Sciences Corp.	2,900	135,865
Mastercard, Inc. - Class A	300	165,879

		509,104

Semiconductors & Semiconductor Equipment (4.1%)
Broadcom Corp. - Class A	3,900	140,400
Linear Technology Corp.	3,700	135,050

		275,450

Software (18.5%)
Autodesk, Inc.(a)	4,200	165,396
CA, Inc.	8,300	223,851
Salesforce.com, Inc.(a)	5,000	205,550
Symantec Corp.(a)	13,200	320,760
VMware, Inc. - Class A(a)	1,700	119,850
Workday, Inc. - Class A(a)	3,200	200,480

		1,235,887

MATERIALS (3.6%)
Chemicals (3.6%)
CF Industries Holdings, Inc.	1,300	242,463

TOTAL COMMON STOCKS (Cost $4,958,210)		6,447,272

Semi-Annual Report | April 30, 2013 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS (5.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	374,335	$374,335

TOTAL SHORT TERM INVESTMENTS (Cost $374,335)		374,335

TOTAL INVESTMENTS - (102.0%) (Cost $5,332,545)		$6,821,607

Liabilities in Excess of Other Assets - (-2.0%)		(136,261)

NET ASSETS - (100.0%)		$6,685,346

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

20	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (86.1%)
CONSUMER DISCRETIONARY (20.4%)
Diversified Consumer Services (10.5%)
Capella Education Co.(a)	9,100	$322,322
DeVry, Inc.	10,600	296,906
K12, Inc.(a)	10,000	254,700
Weight Watchers International, Inc.	7,700	324,709

		1,198,637

Hotels, Restaurants & Leisure (3.1%)
Ctrip.com International, Ltd. ADR(a)	15,700	345,086

Leisure Equipment & Products (2.7%)
LeapFrog Enterprises, Inc.(a)	34,300	306,642

Media (1.9%)
Morningstar, Inc.	3,300	217,833

Specialty Retail (2.2%)
Aeropostale, Inc.(a)	17,000	249,220

CONSUMER STAPLES (7.6%)
Beverages (2.0%)
The Boston Beer Co., Inc. - Class A(a)	1,350	228,582

Food & Staples Retailing (2.5%)
The Andersons, Inc.	5,150	280,778

Food Products (3.1%)
B&G Foods, Inc.	11,625	358,747

ENERGY (8.2%)
Energy Equipment & Services (4.1%)
Atwood Oceanics, Inc.(a)	4,700	230,535
Dril-Quip, Inc.(a)	2,800	234,388

		464,923

Oil, Gas & Consumable Fuels (4.1%)
Alpha Natural Resources, Inc.(a)	32,400	240,408
Western Refining, Inc.	7,250	224,098

		464,506

FINANCIALS (14.9%)
Capital Markets (2.3%)
Janus Capital Group, Inc.	29,400	262,248

Commercial Banks (6.3%)
PrivateBancorp, Inc.	21,300	408,534

Semi-Annual Report | April 30, 2013 (Unaudited)	21

Schedules of Investments	River Oak Discovery Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value
Commercial Banks (continued)
Zions Bancorporation	12,600	$310,212

		718,746

Insurance (3.9%)
Assurant, Inc.	9,300	442,122

Thrifts & Mortgage Finance (2.4%)
ViewPoint Financial Group, Inc.	14,500	269,990

HEALTH CARE (5.1%)
Biotechnology (5.1%)
Cubist Pharmaceuticals, Inc.(a)	7,750	355,880
United Therapeutics Corp.(a)	3,400	227,052

		582,932

INDUSTRIALS (1.0%)
Professional Services (1.0%)
ICF International, Inc.(a)	4,271	115,787

INFORMATION TECHNOLOGY (28.9%)
Computers & Peripherals (3.8%)
3D Systems Corp.(a)	7,650	292,536
Stratasys, Ltd.(a)	1,700	141,185

		433,721

Electronic Equipment & Instruments (8.8%)
Dolby Laboratories, Inc. - Class A	9,500	312,075
Hollysys Automation Technologies, Ltd.(a)	28,700	345,548
Itron, Inc.(a)	4,800	190,320
Newport Corp.(a)	10,258	155,409

		1,003,352

Internet Software & Services (6.2%)
MercadoLibre, Inc.	4,150	417,448
Sohu.com, Inc.(a)	5,600	288,064

		705,512

IT Services (2.6%)
Unisys Corp.(a)	15,200	290,776

Semiconductors & Semiconductor Equipment (5.5%)
Marvell Technology Group, Ltd.	21,300	229,188
Veeco Instruments, Inc.(a)	10,500	399,735

		628,923

Software (2.0%)
Fortinet, Inc.(a)	12,850	230,786

TOTAL COMMON STOCKS (Cost $7,756,551)		9,799,849

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (15.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,735,559	$1,735,559

TOTAL SHORT TERM INVESTMENTS (Cost $1,735,559)		1,735,559

TOTAL INVESTMENTS - (101.3%) (Cost $9,492,110)		$11,535,408

Liabilities in Excess of Other Assets - (-1.3%)		(146,781)

NET ASSETS - (100.0%)		$11,388,627

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2013 (Unaudited)	23

Schedules of Investments	Red Oak Technology Select Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (2.2%)
Internet & Catalog Retail (2.2%)
Amazon.com, Inc.(a)	6,450	$1,637,074

INDUSTRIALS (7.4%)
Aerospace & Defense (7.4%)
Huntington Ingalls Industries, Inc.	38,466	2,034,851
Northrop Grumman Corp.	45,000	3,408,300

		5,443,151

INFORMATION TECHNOLOGY (90.4%)
Communications Equipment (5.5%)
Cisco Systems, Inc.	158,000	3,305,360
Research In Motion, Ltd.(a)	43,100	702,099

		4,007,459

Computers & Peripherals (18.5%)
Apple, Inc.	3,960	1,753,290
Dell, Inc.	115,300	1,545,020
EMC Corp.(a)	26,000	583,180
Hewlett-Packard Co.	102,500	2,111,500
International Business Machines Corp.	14,500	2,936,830
Lexmark International, Inc. - Class A	54,000	1,636,740
Western Digital Corp.	55,100	3,045,928

		13,612,488

Electronic Equipment & Instruments (8.1%)
Arrow Electronics, Inc.(a)	36,900	1,447,587
Corning, Inc.	170,000	2,465,000
Flextronics International, Ltd.(a)	20,000	143,000
Ingram Micro, Inc. - Class A(a)	105,600	1,880,736

		5,936,323

Internet Software & Services (6.4%)
Google, Inc. - Class A(a)	3,850	3,174,595
IAC/InterActive Corp.	32,000	1,506,240

		4,680,835

IT Services (17.2%)
Accenture PLC - Class A	44,100	3,591,504
Alliance Data Systems Corp.(a)	23,000	3,950,710
Computer Sciences Corp.	44,000	2,061,400
CSG Systems International, Inc.(a)	27,129	586,258
Total System Services, Inc.	103,000	2,432,860

		12,622,732

Semiconductors & Semiconductor Equipment (14.3%)
Applied Materials, Inc.	107,000	1,552,570
Intel Corp.	36,500	874,175
KLA-Tencor Corp.	57,900	3,141,075

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.	137,400	$1,478,424
NVIDIA Corp.	26,000	358,020
Spansion, Inc. - Class A(a)	100,662	1,307,599
Xilinx, Inc.	48,000	1,819,680

		10,531,543

Software (20.4%)
CA, Inc.	119,000	3,209,430
Check Point Software Technologies, Ltd.(a)	69,400	3,235,428
Microsoft Corp.	78,000	2,581,800
Symantec Corp.(a)	168,000	4,082,400
Synopsys, Inc.(a)	51,800	1,842,526

		14,951,584

TOTAL COMMON STOCKS (Cost $70,961,367)		73,423,189

SHORT TERM INVESTMENTS (0.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	41,927	41,927

TOTAL SHORT TERM INVESTMENTS (Cost $41,927)		41,927

TOTAL INVESTMENTS - (100.1%) (Cost $71,003,294)		$73,465,116

Liabilities in Excess of Other Assets - (-0.1%)		(47,466)

NET ASSETS - (100.0%)		$73,417,650

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2013 (Unaudited)	25

Schedules of Investments	Black Oak Emerging Technology Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.8%)
HEALTH CARE (7.1%)
Life Sciences Tools & Services (7.1%)
Illumina, Inc.(a)	11,300	$730,997
Life Technologies Corp.(a)	15,200	1,120,088

		1,851,085

INDUSTRIALS (0.3%)
Professional Services (0.3%)
ICF International, Inc.(a)	2,901	78,646

INFORMATION TECHNOLOGY (87.4%)
Communications Equipment (5.0%)
Qualcomm, Inc.	21,150	1,303,263

Computers & Peripherals (14.9%)
3D Systems Corp.(a)	17,350	663,464
Apple, Inc.	1,500	664,125
NetApp, Inc.(a)	33,400	1,165,326
Stratasys, Ltd.(a)	3,800	315,590
Western Digital Corp.	19,450	1,075,196

		3,883,701

Electronic Equipment & Instruments (11.8%)
Amphenol Corp. - Class A	12,000	906,240
Arrow Electronics, Inc.(a)	21,000	823,830
Itron, Inc.(a)	24,800	983,320
Newport Corp.(a)	24,142	365,752

		3,079,142

Internet Software & Services (10.7%)
MercadoLibre, Inc.	10,700	1,076,313
NetEase.com, Inc. ADR	14,900	840,211
Sohu.com, Inc.(a)	16,900	869,336

		2,785,860

IT Services (10.5%)
Alliance Data Systems Corp.(a)	4,000	687,080
Cognizant Technology Solutions Corp. - Class A(a)	13,850	897,480
Computer Sciences Corp.	11,300	529,405
Unisys Corp.(a)	33,300	637,029

		2,750,994

Semiconductors & Semiconductor Equipment (12.3%)
Lam Research Corp.(a)	23,800	1,100,036
Linear Technology Corp.	26,200	956,300
Marvell Technology Group, Ltd.	106,600	1,147,016

		3,203,352

Software (22.2%)
ANSYS, Inc.(a)	11,800	954,148

26	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedules of Investments

As of April 30, 2013(Unaudited)

Security Description	Shares	Value

Software (continued)
CA, Inc.	44,500	$1,200,165
Citrix Systems, Inc.(a)	14,200	882,814
Fortinet, Inc.(a)	22,700	407,692
Salesforce.com, Inc.(a)	27,200	1,118,192
VMware, Inc. - Class A(a)	8,600	606,300
Workday, Inc. - Class A(a)	10,300	645,295

		5,814,606

TOTAL COMMON STOCKS (Cost $22,247,837)		24,750,649

SHORT TERM INVESTMENTS (5.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,540,990	1,540,990

TOTAL SHORT TERM INVESTMENTS (Cost $1,540,990)		1,540,990

TOTAL INVESTMENTS - (100.7%) (Cost $23,788,827)		$26,291,639

Liabilities in Excess of Other Assets - (-0.7%)		(175,317)

NET ASSETS - (100.0%)		$26,116,322

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2013 (Unaudited)	27

Schedules of Investments	Live Oak Health Sciences Fund

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.2%)
HEALTH CARE (96.2%)
Biotechnology (4.8%)
Amgen, Inc.	16,800	$1,750,728
Targacept, Inc.(a)	23,881	110,091

		1,860,819

Health Care Equipment & Supplies (27.8%)
Baxter International, Inc.	5,800	405,246
Becton Dickinson and Co.	16,900	1,593,670
Boston Scientific Corp.(a)	142,500	1,067,325
CareFusion Corp.(a)	14,900	498,256
Covidien PLC	15,100	963,984
CR Bard, Inc.	18,800	1,867,968
Greatbatch, Inc.(a)	37,884	1,058,479
Medtronic, Inc.	22,100	1,031,628
Stryker Corp.	10,500	688,590
Zimmer Holdings, Inc.	21,300	1,628,385

		10,803,531

Health Care Providers & Services (27.2%)
AmerisourceBergen Corp.	35,800	1,937,496
Cardinal Health, Inc.	38,800	1,715,736
McKesson Corp.	14,550	1,539,681
Omnicare, Inc.	27,000	1,181,790
Patterson Cos., Inc.	29,200	1,108,140
PharMerica Corp.(a)	73,392	946,023
UnitedHealth Group, Inc.	16,700	1,000,831
WellPoint, Inc.	15,700	1,144,844

		10,574,541

Life Sciences Tools & Services (7.6%)
Agilent Technologies, Inc.	26,500	1,098,160
Techne Corp.	8,900	570,846
Waters Corp.(a)	14,000	1,293,600

		2,962,606

Pharmaceuticals (28.8%)
AstraZeneca PLC ADR	28,800	1,495,296
Eli Lilly & Co.	18,000	996,840
GlaxoSmithKline PLC ADR	25,600	1,321,984
Johnson & Johnson	13,700	1,167,651
Merck & Co., Inc.	30,000	1,410,000
Novartis AG ADR	16,700	1,231,792
Pfizer, Inc.	58,800	1,709,316
Sanofi ADR	22,892	1,221,288

28	1-888-462-5386 | www.oakfunds.com

Live Oak Health Sciences Fund	Schedules of Investments

As of April 30, 2013 (Unaudited)

Security Description	Shares	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd. ADR	16,700	$639,443

		11,193,610

TOTAL COMMON STOCKS (Cost $26,798,721)		37,395,107

SHORT TERM INVESTMENTS (5.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,995,140	1,995,140

TOTAL SHORT TERM INVESTMENTS (Cost $1,995,140)		1,995,140

TOTAL INVESTMENTS - (101.3%) (Cost $28,793,861)		$39,390,247

Liabilities in Excess of Other Assets - (-1.3%)		(495,572)

NET ASSETS - (100.0%)		$38,894,675

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2013 (Unaudited)	29

Statements of Assets and Liabilities

As of April 30, 2013 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$220,965,061	$66,446,103

ASSETS:
Investments at fair value	$239,875,444	$71,612,279
Cash	10,267	–
Receivable for capital shares sold	8,181	1,203
Receivable for investment securities sold	–	680,754
Receivable due from custodian	–	–
Dividends and interest receivable	19,814	37,138
Prepaid expenses	28,386	18,061
Total Assets	239,942,092	72,349,435
LIABILITIES:
Payable for fund shares redeemed	183,054	109,970
Investment advisory fees payable	147,020	43,421
Administration fees payable	17,206	5,484
Trustees’ fees payable	24,183	7,365
Payable for investment securities purchased	–	–
Principal financial officer fees payable	403	124
Printing fees payable	15,085	5,574
Transfer agent fees payable	55,521	16,303
Legal fees payable	71	27
Audit fees payable	9,195	9,195
Other accrued expenses	2,952	1,389
Total Liabilities	454,690	198,852
Total Net Assets	$239,487,402	$72,150,583

NET ASSETS:
Paid-in capital (unlimited authorization - no par value)	$570,859,421	$83,292,523
Accumulated undistributed net investment income (loss)	322,127	249,562
Accumulated net realized gain (loss) on investments	(350,604,529)	(16,557,678)
Net unrealized appreciation on investments	18,910,383	5,166,176
Total Net Assets	$239,487,402	$72,150,583

PORTFOLIO SHARES:
Net Assets	$239,487,402	$72,150,583
Total shares outstanding at end of period	5,051,353	1,944,289
Net assets value, offering and redemption price per share (net assets ÷ shares outstanding)	$47.41	$37.11

The accompanying notes are an integral part of the financial statements.

30	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$5,332,545	$9,492,110	$71,003,294	$23,788,827	$28,793,861

$6,821,607	$11,535,408	$73,465,116	$26,291,639	$39,390,247
–	–	–	–	9,419
–	2,000	21,199	575	–
–	724,411	–	486,758	–
–	–	373	–	–
2,275	875	40,585	8	7,698
13,221	7,227	16,843	14,379	9,092
6,837,103	12,269,921	73,544,116	26,793,359	39,416,456

–	–	22,055	34,375	344,751
5,038	10,027	47,525	17,523	23,867
987	1,308	5,984	2,241	3,287
708	1,145	7,467	2,840	3,582
132,779	856,253	–	594,559	127,273
14	19	123	55	56
837	870	5,907	2,898	2,155
2,109	2,255	27,889	12,738	6,733
7	15	41	34	71
9,195	9,195	9,195	9,195	9,195
83	207	280	579	811
151,757	881,294	126,466	677,037	521,781
$6,685,346	$11,388,627	$73,417,650	$26,116,322	$38,894,675

$4,431,961	$8,177,818	$75,367,070	$27,748,715	$27,388,088
20,167	1,230	80,037	(240,954)	103,840
744,156	1,166,281	(4,491,279)	(3,894,251)	806,361
1,489,062	2,043,298	2,461,822	2,502,812	10,596,386
$6,685,346	$11,388,627	$73,417,650	$26,116,322	$38,894,675

$6,685,346	$11,388,627	$73,417,650	$26,116,322	$38,894,675
510,428	766,592	6,150,430	8,630,960	2,405,905
$13.10	$14.86	$11.94	$3.03	$16.17

Semi-Annual Report | April 30, 2013 (Unaudited)	31

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

INVESTMENT INCOME:
Dividends	$1,743,547	$664,660
Less: Foreign withholding tax	(22,085)	(1,299)

Total Investment Income	1,721,462	663,361

EXPENSES:
Investment advisory fees	871,783	258,541
Administration fees	103,904	31,709
Trustees’ fees	55,091	16,569
Legal and audit fees	59,470	22,289
Transfer agent fees	183,538	58,075
Registration fees	5,437	5,095
Printing fees	27,134	8,781
Custodian fees	5,144	2,614
Principal financial officer fees	2,570	781
Insurance and other fees	25,458	9,351

Total Expenses	1,339,529	413,805

Less: Investment advisory fees waived	–	–

Net Expenses	1,339,529	413,805

Net Investment Income	381,933	249,556

Net realized gain (loss) on securities sold	2,901,858	1,198,448
Net change in unrealized appreciation (depreciation) of investment securities	23,175,483	7,575,109

Net Realized and Unrealized Gain on Investments	26,077,341	8,773,557

Net Increase in Net Assets Resulting From Operations	$26,459,274	$9,023,113

The accompanying notes are an integral part of the financial statements.

32	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$76,916	$75,775	$609,361	$204,157	$382,087
(418)	–	–	–	(8,094)

76,498	75,775	609,361	204,157	373,993

23,824	49,696	260,132	94,827	129,288
3,834	5,964	31,841	12,096	16,429
1,555	2,565	16,429	6,214	8,074
8,122	9,189	22,319	12,410	14,455
8,406	8,601	92,696	45,408	22,513
4,722	4,672	4,948	4,744	4,868
1,045	1,200	9,492	3,806	3,450
341	578	1,303	884	1,072
73	121	753	291	369
1,565	2,043	8,932	3,882	4,630

53,487	84,629	448,845	184,562	205,148

(13,244)	(10,084)	–	(11,567)	–

40,243	74,545	448,845	172,995	205,148

36,255	1,230	160,516	31,162	168,845

744,155	1,205,950	1,097,168	(94,123)	808,943
(12,290)	(130,537)	12,562,858	3,261,293	4,456,247

731,865	1,075,413	13,660,026	3,167,170	5,265,190

$768,120	$1,076,643	$13,820,542	$3,198,332	$5,434,035

Semi-Annual Report | April 30, 2013 (Unaudited)	33

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund

	For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012	For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012

INVESTMENT ACTIVITIES:
Net investment income (loss)	$381,933	$646,401	$249,556	$458,993
Net realized gain on securities sold	2,901,858	84,727,509	1,198,448	21,550,899

Net change in unrealized appreciation (depreciation) of investment securities	23,175,483	(65,863,131)	7,575,109	(12,458,152)

Net Increase in Net Assets Resulting from Operations	26,459,274	19,510,779	9,023,113	9,551,740

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	(706,207)	–	(458,987)	–
Realized capital gains	–	–	–	–

Total Distributions	(706,207)	–	(458,987)	–

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	4,443,774	10,909,801	5,650,162	8,843,805
Shares issued in lieu of cash distributions	661,752	–	433,051	–
Shares redeemed	(19,966,705)	(43,381,886)	(11,604,159)	(13,502,592)

Net Decrease in Net Assets from Capital Share Transactions	(14,861,179)	(32,472,085)	(5,520,946)	(4,658,787)

Total Increase (Decrease) in Net Assets	10,891,888	(12,961,306)	3,043,180	4,892,953

NET ASSETS:
Beginning of period	228,595,514	241,556,820	69,107,403	64,214,450

End of period	$239,487,402	$228,595,514	$72,150,583	$69,107,403

Including accumulated undistributed net investment income	$322,127	$646,401	$249,562	$458,993

SHARES ISSUED AND REDEEMED:
Issued	96,038	274,929	165,119	279,612
Issued in lieu of cash distributions	15,006	–	12,644	–
Redeemed	(438,368)	(1,075,438)	(336,637)	(427,802)

Net Decrease in Share Transactions	(327,324)	(800,509)	(158,874)	(148,190)

  The accompanying notes are an integral part of the financial statements.

34	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund

For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012	For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012	For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012

$36,255	$9,371	$1,230	$(61,156)	$160,516	$116,802
744,155	91,729	1,205,950	12,915	1,097,168	25,186,386

(12,290)	(44,864)	(130,537)	620,664	12,562,858	(23,784,503)

768,120	56,236	1,076,643	572,423	13,820,542	1,518,685

(25,866)	–	–	–	(197,281)	–
(65,870)	–	–	–	–	–

(91,736)	–	–	–	(197,281)	–

34,886	402,058	142,987	682,356	11,176,520	7,217,018
87,408	–	–	–	186,117	–
(625,621)	(836,408)	(597,464)	(803,232)	(16,449,982)	(15,964,756)

(503,327)	(434,350)	(454,477)	(120,876)	(5,087,345)	(8,747,738)

173,057	(378,114)	622,166	451,547	8,535,916	(7,229,053)

6,512,289	6,890,403	10,766,461	10,314,914	64,881,734	72,110,787

$6,685,346	$6,512,289	$11,388,627	$10,766,461	$73,417,650	$64,881,734

$20,167	$9,778	$1,230	$–	$80,037	$116,802

2,796	33,009	9,747	50,387	978,627	713,832
7,182	–	–	–	17,709	–
(52,192)	(72,577)	(42,752)	(58,931)	(1,471,771)	(1,600,288)

(42,214)	(39,568)	(33,005)	(8,544)	(475,435)	(886,456)

Semi-Annual Report | April 30, 2013 (Unaudited)	35

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012	For The Six Months Ended April 30, 2013 (Unaudited)	For The Year Ended October 31, 2012
INVESTMENT ACTIVITIES:
Net investment income (loss)	$31,162	$(307,013)	$168,845	$240,070
Net realized gain (loss) on securities sold	(94,123)	728,567	808,943	1,642,727
Net change in unrealized appreciation (depreciation) of investment securities	3,261,293	(1,311,101)	4,456,247	953,613
Net Increase (Decrease) in Net Assets Resulting from Operations	3,198,332	(889,547)	5,434,035	2,836,410
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(278,532)	(140,312)
Realized capital gains	–	–	(1,642,728)	(967,970)
Total Distributions	–	–	(1,921,260)	(1,108,282)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	364,407	2,155,557	3,859,321	8,901,438
Shares issued in lieu of cash distributions	–	–	1,855,792	1,059,913
Shares redeemed	(2,496,430)	(5,209,368)	(3,299,921)	(7,793,950)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,132,023)	(3,053,811)	2,415,192	2,167,401
Total Increase (Decrease) in Net Assets	1,066,309	(3,943,358)	5,927,967	3,895,529
NET ASSETS:
Beginning of period	25,050,013	28,993,371	32,966,708	29,071,179
End of period	$26,116,322	$25,050,013	$38,894,675	$32,966,708

Including accumulated undistributed net investment income (loss)	$(240,954)	$(272,116)	$103,840	$213,527

SHARES ISSUED AND REDEEMED:
Issued	126,593	720,690	245,810	641,642
Issued in lieu of cash distributions	–	–	128,696	82,871
Redeemed	(864,194)	(1,766,648)	(216,012)	(554,347)
Net Increase (Decrease) in Share Transactions	(737,601)	(1,045,958)	158,494	170,166

  The accompanying notes are an integral part of the financial statements.

36	1-888-462-5386 | www.oakfunds.com

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2013 (Unaudited)
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$42.50
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.07
Realized and Unrealized Gain or (Losses) in Securities(a)	4.97
Total From Operations	5.04

Less Distributions:
Dividends from Net Investment Income	(0.13)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.13)
Net Asset Value End of Period	$47.41

Total Return(b)	11.89%	(c)
Net Assets End of Period (000)	$239,487

Ratio of Net Expenses to Average Net Assets	1.14%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N	/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.14%	(d)
Portfolio Turnover Rate	8%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

38	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$ 39.09	$37.56	$31.44	$23.89	$39.49

0.11	(0.03)	(0.20)	(0.18)	(0.23)
3.30	1.56	6.32	7.73	(15.37)
3.41	1.53	6.12	7.55	(15.60)

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$ 42.50	$39.09	$37.56	$31.44	$23.89

8.72%	4.07%	19.47%	31.60%	(39.50)%
$ 228,596	$241,557	$259,184	$319,359	$215,862

1.16%	1.14%	1.25%	1.25%	1.25%
0.28%	(0.08)%	(0.58)%	(0.70)%	(0.70)%

N/A	N/A	N/A	1.25%	1.25%
1.16%	1.14%	1.34%	1.51%	1.41%
86%	12%	14%	31%	25%

Semi-Annual Report | April 30, 2013 (Unaudited)	39

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2013 (Unaudited)
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$32.86
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.12
Realized and Unrealized Gain or (Losses) in Securities(a)	4.36
Total From Operations	4.48

Less Distributions:
Dividends from Net Investment Income	(0.23)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.23)
Net Asset Value End of Period	$37.11

Total Return(b)	13.68%	(c)
Net Assets End of Period (000)	$72,151

Ratio of Net Expenses to Average Net Assets	1.18%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.71%	(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N	/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.18%	(d)
Portfolio Turnover Rate	7%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

40	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$ 28.52	$26.76	$22.74	$15.58	$27.46

0.21	(0.05)	0.07	(0.11)	(0.08)
4.13	1.90	3.96	7.27	(11.80)
4.34	1.85	4.03	7.16	(11.88)

–	(0.09)	(0.01)	–	–
–	–	–	–	–
–	(0.09)	(0.01)	–	–
$ 32.86	$28.52	$26.76	$22.74	$15.58

15.22%	6.92%	17.74%	45.96%	(43.26)%
$ 69,107	$64,214	$69,845	$118,532	$36,198

1.21%	1.20%	1.25%	1.25%	1.25%
0.68%	(0.16)%	0.27%	(0.58)%	(0.34)%

N/A	N/A	N/A	1.25%	1.25%
1.21%	1.20%	1.33%	1.60%	1.51%
98%	27%	35%	16%	38%

Semi-Annual Report | April 30, 2013 (Unaudited)	41

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2013 (Unaudited)
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$11.78
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.07
Realized and Unrealized Gain or (Losses) in Securities(a)	1.43
Total From Operations	1.50

Less Distributions:
Dividends from Net Investment Income	(0.05)
Distributions from Capital Gains	(0.13)
Total Dividends and Distributions	(0.18)
Net Asset Value End of Period	$13.10

Total Return(b)	12.81%	(c)
Net Assets End of Period (000)	$6,685

Ratio of Net Expenses to Average Net Assets	1.25%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N	/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.66%	(d)
Portfolio Turnover Rate	31%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

42	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$ 11.64	$11.16	$9.09	$7.28	$13.45

0.02	(0.04)	(0.06)	(0.04)	(0.06)
0.12	0.52	2.13	1.85	(5.54)
0.14	0.48	2.07	1.81	(5.60)

–	–	–	–	–
–	–	–	–	(0.57)
–	–	–	–	(0.57)
$ 11.78	$11.64	$11.16	$9.09	$7.28

1.20%	4.30%	22.77%	24.86%	(43.43)%
$ 6,512	$6,890	$6,744	$5,798	$4,571

1.25%	1.25%	1.25%	1.25%	1.25%
0.14%	(0.35)%	(0.59)%	(0.56)%	(0.53)%

N/A	N/A	N/A	1.25%	1.25%
1.79%	1.65%	1.54%	1.82%	1.56%
56%	40%	62%	45%	92%

Semi-Annual Report | April 30, 2013 (Unaudited)	43

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2013 (Unaudited)
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$13.46
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.00(b)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.40
Total From Operations	1.40

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$14.86

Total Return(c)	10.40%(d)
Net Assets End of Period (000)	$11,389

Ratio of Net Expenses to Average Net Assets	1.35%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%(e)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.53%(e)
Portfolio Turnover Rate	40%

(a)	Per share calculations were performed using average shares for the period.
(b)	Amount represents less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

44	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$ 12.76	$12.84	$10.96	$7.86	$14.80

(0.07)	(0.08)	(0.10)	(0.09)	(0.08)
0.77	0.18	1.98	3.19	(6.46)
0.70	0.10	1.88	3.10	(6.54)

–	–	–	–	–
–	(0.18)	–	–	(0.40)
–	(0.18)	–	–	(0.40)
$ 13.46	$12.76	$12.84	$10.96	$7.86

5.49%	0.74%	17.15%	39.44%	(45.31)%
$ 10,766	$10,315	$9,125	$8,247	$4,168

1.35%	1.35%	1.35%	1.35%	1.35%
(0.54)%	(0.61)%	(0.83)%	(1.03)%	(0.68)%

N/A	N/A	N/A	1.35%	1.35%
1.62%	1.52%	1.57%	1.92%	1.76%
72%	92%	56%	67%	145%

Semi-Annual Report | April 30, 2013 (Unaudited)	45

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2013 (Unaudited)
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$9.79
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.02
Realized and Unrealized Gain or (Losses) in Securities(a)	2.16
Total From Operations	2.18

Less Distributions:
Dividends from Net Investment Income	(0.03)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.03)
Net Asset Value End of Period	$11.94

Total Return(b)	22.32%(c)
Net Assets End of Period (000)	$73,418

Ratio of Net Expenses to Average Net Assets	1.28%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.28%(d)
Portfolio Turnover Rate	8%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

46	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$9.60	$8.67	$7.04	$4.92	$8.75

0.02	(0.04)	(0.05)	(0.03)	(0.06)
0.17	0.97	1.68	2.15	(3.77)
0.19	0.93	1.63	2.12	(3.83)

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$9.79	$9.60	$8.67	$7.04	$4.92

1.98%	10.73%	23.15%	43.09%	(43.77)%
$64,882	$72,111	$65,415	$73,511	$44,079

1.30%	1.32%	1.35%	1.35%	1.35%
0.16%	(0.43)%	(0.70)%	(0.56)%	(0.80)%

N/A	N/A	N/A	1.35%	1.35%
1.30%	1.32%	1.53%	1.82%	1.58%
83%	24%	28%	30%	17%

Semi-Annual Report | April 30, 2013 (Unaudited)	47

Financial Highlights

For a share outstanding throughout the periods ended

For the Six Months Ended April 30, 2013 (Unaudited)
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$2.67
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.00 (b)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.36
Total From Operations	0.36

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$3.03

Total Return(c)	13.48%(d)
Net Assets End of Period (000)	$26,116

Ratio of Net Expenses to Average Net Assets	1.35%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24%(e)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.44%(e)
Portfolio Turnover Rate	34%

(a)	Per share calculations were performed using average shares for the period.
(b)	Amount represents less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

48	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$2.78	$2.94	$2.19	$1.63	$2.94

(0.03)	(0.04)	(0.03)	(0.02)	(0.02)
(0.08)	(0.12)	0.78	0.58	(1.29)
(0.11)	(0.16)	0.75	0.56	(1.31)

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$2.67	$2.78	$2.94	$2.19	$1.63

(3.96)%	(5.44)%	34.25%	34.36%	(44.56)%
$25,050	$28,993	$43,714	$37,596	$19,478

1.35%	1.35%	1.35%	1.35%	1.35%
(1.07)%	(1.16)%	(1.16)%	(1.15)%	(0.94)%

N/A	N/A	N/A	1.35%	1.35%
1.44%	1.35%	1.55%	1.93%	1.76%
33%	54%	99%	49%	79%

Semi-Annual Report | April 30, 2013 (Unaudited)	49

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2013 (Unaudited)
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$14.67
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.07
Realized and Unrealized Gain or (Losses) in Securities(a)	2.30
Total From Operations	2.37

Less Distributions:
Dividends from Net Investment Income	(0.13)
Distributions from Capital Gains	(0.74)
Total Dividends and Distributions	(0.87)
Net Asset Value End of Period	$16.17

Total Return(b)	16.85%	(c)
Net Assets End of Period (000)	$38,895

Ratio of Net Expenses to Average Net Assets	1.17%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.97%	(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N	/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.17%	(d)
Portfolio Turnover Rate	7%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

50	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008

$ 14.00	$12.84	$11.00	$9.48	$12.41

0.10	0.06	0.02	(0.01)	(0.04)
1.09	1.72	2.22	1.53	(2.89)
1.19	1.78	2.24	1.52	(2.93)

(0.07)	(0.02)	–	–	–
(0.45)	(0.60)	(0.40)	–	–
(0.52)	(0.62)	(0.40)	–	–
$ 14.67	$14.00	$12.84	$11.00	$9.48

9.02%	14.46%	20.66%	16.03%	(23.61)%
$ 32,967	$29,071	$19,595	$16,249	$14,013

1.24%	1.25%	1.35%	1.35%	1.35%
0.73%	0.47%	0.17%	0.08%	(0.36)%

N/A	N/A	N/A	1.35%	1.35%
1.24%	1.25%	1.38%	1.61%	1.52%
16%	17%	22%	31%	25%

Semi-Annual Report | April 30, 2013 (Unaudited)	51

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open–end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (“diversified funds”); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (“non–diversified funds”) (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objectives of the Funds are to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over–the–counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open–end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value

52	1-888-462-5386 | www.oakfunds.com

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex–dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex–dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid–in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three–tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

1) Level 1 - Quoted and Unadjusted prices in active markets for identical securities

2) Level 2 - Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Semi-Annual Report | April 30, 2013 (Unaudited)	53

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

3)	Level 3 - Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Funds investments as of April 30, 2013.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$237,204,087	$–	$–	$237,204,087
Short Term Investments	2,671,357	–	–	2,671,357
Total	$239,875,444	$–	$–	$239,875,444

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$69,443,910	$–	$–	$69,443,910
Short Term Investments	2,168,369	–	–	2,168,369
Total	$71,612,279	$–	$–	$71,612,279

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$6,447,272	$–	$–	$6,447,272
Short Term Investments	374,335	–	–	374,335
Total	$6,821,607	$–	$–	$6,821,607

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$9,799,849	$–	$–	$9,799,849
Short Term Investments	1,735,559	–	–	1,735,559
Total	$11,535,408	$–	$–	$11,535,408

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$73,423,189	$–	$–	$73,423,189
Short Term Investments	41,927	–	–	41,927
Total	$73,465,116	$–	$–	$73,465,116

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$24,750,649	$–	$–	$24,750,649
Short Term Investments	1,540,990	–	–	1,540,990
Total	$26,291,639	$–	$–	$26,291,639

54	1-888-462-5386 | www.oakfunds.com

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$37,395,107	$–	$–	$37,395,107
Short Term Investments	1,995,140	–	–	1,995,140
Total	$39,390,247	$–	$–	$39,390,247

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level I and 2 during the period. There were no Level 3 securities held during the period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, Ltd., (the “Advisor”) ALPS Fund Services, Inc. (the “Administrator”) and/or ALPS Distributors, Inc. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust. The Trust and the Administrator have entered into an administration agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, including calculating the Funds’ daily net asset value, and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations there under. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

Transfer Agent: ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency services agreement with the Trust.

Distribution: The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except

Semi-Annual Report | April 30, 2013 (Unaudited)	55

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. The Adviser contractually agreed to continue this arrangement through February 28, 2014.

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2013, were as follows:

Fund	Purchases	Sales

White Oak Select Growth Fund	$18,931,943	$35,461,901
Pin Oak Equity Fund	5,087,388	11,879,175
Rock Oak Core Growth Fund	1,983,631	2,633,104
River Oak Discovery Fund	4,231,195	5,354,464
Red Oak Technology Select Fund	5,702,597	9,555,042
Black Oak Emerging Technology Fund	8,513,435	10,228,997
Live Oak Health Sciences Fund	2,535,404	2,935,540

8. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intend to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses and expiration of capital loss carryforwards.

56	1-888-462-5386 | www.oakfunds.com

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of April 30, 2013.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2012, is as follows:

Fund	Ordinary Income	Long–Term Capital Gain	Total
Live Oak Health Sciences Fund	$352,999	$755,283	$1,108,282

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31,	White Oak Select Growth Fund	Pin Oak Equity Fund	Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund
2013	$321,944,019	$17,756,126	$–	$–	$–	$–	$–
2014	–	–	–	–	–	–	–
2015	–	–	–	–	–	–	–
2016	22,546,570	–	–	–	–	–	–
2017	9,015,798	–	–	–	4,597,059	3,797,285	–
Total	$353,506,387	$17,756,126	$–	$–	$4,597,059	$3,797,285	$–

For the year ended October 31, 2012, the funds did not incur any new capital loss carryforwards under the new law.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The following Fund elected to defer to the period ending October 31, 2013, late year ordinary losses in the amount of:

Amount
Black Oak Emerging Technology Fund	$272,116

Semi-Annual Report | April 30, 2013 (Unaudited)	57

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

At April 30, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net
White Oak Select Growth Fund	$220,965,061	$24,603,440	$(5,693,057)	$18,910,383
Pin Oak Equity Fund	66,446,103	7,064,062	(1,897,886)	5,166,176
Rock Oak Core Growth Fund	5,332,545	1,562,623	(73,561)	1,489,062
River Oak Discovery Fund	9,498,393	2,177,795	(140,780)	2,037,015
Red Oak Technology Select Fund	71,994,681	6,318,806	(4,848,371)	1,470,435
Black Oak Emerging Technology Fund	23,789,026	3,935,663	(1,433,050)	2,502,613
Live Oak Health Sciences Fund	28,796,441	11,021,877	(428,071)	10,593,806

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainities in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

58	1-888-462-5386 | www.oakfunds.com

Notes to Financial Statements

As of April 30, 2013 (Unaudited)

As of April 30, 2013, the James D. Oelschlager Trust owned 35.23% of the River Oak Discovery Fund.

10. TRUSTEE AND OFFICERS FEES:

As of April 30, 2013, there were seven Trustees, five of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer of $30,000 per year. The chairperson of the Audit Committee receives an additional retainer of $500 per calendar quarter and the Lead Independent Trustee receives an additional retainer of $1,500 per calendar quarter. In addition, each Independent Trustee is also paid a fee of $2,000 for each meeting of the Board of Trustees attended or participated in, as the case may be. The Trustees are paid $1,000 per each telephonic board meeting. The Independent Trustees are not paid an additional fee from the Trust for attendance at and/or participation in meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

11. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | April 30, 2013 (Unaudited)	59

Additional Information

As of April 30, 2013 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between Oak Associates Funds (the “Trust”) and Oak Associates, ltd. (the “Adviser”) for each Fund of the Trust (the “Advisory Agreement”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At an in-person meeting held on February 10-11, 2013, the Board of Trustees (the “Board” or “Trustees”), including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2013, with minor updating amendments. In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations (the “Adviser Materials”). Prior to the in-person Board meeting held on February 10-11, 2013, the Independent Trustees held a special meeting on January 28, 2013 via teleconference to discuss the Adviser Materials. During and subsequent to the January 28, 2013 meeting, the Independent Trustees, with the assistance of counsel, requested the Adviser to provide additional information to the Trustees for the February 10-11, 2013 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 10-11, 2013 in-person Board meeting, and received counsel from independent legal counsel.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its professional personnel and fund operations, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance record, and trade execution capabilities. The Independent Trustees concluded that the Adviser was committed to the success of the Funds and would continue to review the adequacy of the resources the Adviser devoted to the management of the investment operations of the Funds and its performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for each of the Funds, including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”). The Trustees also evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund, and in the case of the Live Oak Health Sciences Fund, to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees also reviewed the Adviser’s commentary

60	1-888-462-5386 | www.oakfunds.com

Additional Information

As of April 30, 2013 (Unaudited)

regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, respectively, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory on a relative basis.

The Trustees considered the advisory fees paid to the Adviser, the total expenses of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the level of services provided.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

White Oak Select Growth Fund. The Fund’s advisory fee was slightly higher than the average advisory fee of the Fund’s marketing peer group, which consisted of twelve other comparable large cap growth and core growth funds identified by the Adviser (“White Oak Peer Group”), and the average advisory fee of the funds in the Lipper Large Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was in line with the average expense ratio of the funds in the both the White Oak Peer Group and the Lipper Large Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund performed in line with the White Oak Peer Group for the three-year period ended December 31, 2012, outperformed for the one-year, two-year and five-year periods and underperformed for the ten-year and since-inception periods. The Fund outperformed the Morningstar Large Growth and Lipper Large Cap Growth categories for the one-year, five-year and ten-year periods ended December 31, 2012, and underperformed for the two-year and three-year periods. The Fund also outperformed the Lipper Large Cap Growth category for the since-inception period ended December 31, 2012. With respect to the Fund’s benchmark, the S&P 500 Index, the Fund outperformed for the one-year and five-year periods ended December 31, 2012, and underperformed for the two-year, three-year, ten-year and since inception periods. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Pin Oak Equity Fund. The Fund’s advisory fee was slightly higher than the average advisory fee of the Fund’s marketing peer group, which consisted of ten other comparable growth and core growth funds identified by the Adviser (“Pin Oak Peer Group”), and was in line with the average advisory fee of the funds in the Lipper Multi-Cap Core (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly higher than the average of the funds in the Pin Oak Peer Group and slightly lower than the average of the funds in the Lipper Multi-Cap Core (No Load) category for funds with less than $500 million in assets. The Fund outperformed the Pin Oak Peer Group for the one-year, two-year, three-year, five-year and ten-year periods ended December 31, 2012 and underperformed for the since-inception period. The Fund

Semi-Annual Report | April 30, 2013 (Unaudited)	61

Additional Information

As of April 30, 2013 (Unaudited)

outperformed its benchmark, the S&P 500 Index, and the Morningstar Mid-Cap Blend and Lipper Mid-Cap Core categories for the one-year, two-year, three-year, five-year and ten-year periods ended December 31, 2012. The Fund underperformed its benchmark and the Lipper Mid-Cap Core category for the since-inception period ended December 31, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Rock Oak Core Growth Fund. The Fund’s advisory fee was lower than the average advisory fee of the Fund’s marketing peer group, which consisted of nine other comparable large cap growth and core growth funds identified by the Adviser (“Rock Oak Peer Group”), and the average advisory fee of the funds in the Lipper Multi-Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was slightly higher than the average expense ratio of the Rock Oak Peer Group and was in line with the average expense ratio of the funds in the Lipper Multi-Cap Growth (No Load) category for funds with less than $500 million in assets. The Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund performed in line with the Rock Oak Peer Group for the one-year period ended December 31, 2012 and underperformed for the two-year, three-year, five-year and since-inception periods. The Fund underperformed its benchmark, the S&P 500 Index, and the Morningstar Large Growth and Lipper Multi-Cap Growth categories, for the two-year, three-year and five-year periods ended December 31, 2012. For the one-year period ended December 31, 2012, the Fund performed in line with the Lipper Multi-Cap Growth category and underperformed the benchmark and the Morningstar Large Growth category. For the since-inception period ended December 31, 2012, the Fund underperformed the benchmark and the Lipper Multi-Cap Growth category. The Trustees noted the small size of the Fund, and based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

River Oak Discovery Fund. The Fund’s advisory fee was lower than the average advisory fee of the Fund’s marketing peer group, which consisted of ten other comparable small cap growth and mid cap growth funds identified by the Adviser (“River Oak Peer Group”), and the average advisory fee of the funds in the Lipper Small Cap Growth (No Load) category for funds with less than $500 million in assets. The Fund’s expense ratio was in line with the average expense ratio of the River Oak Peer Group and was slightly lower than the average expense ratio of the funds in the Lipper Small Cap Growth (No Load) category for funds with less than $500 million in assets. The Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund underperformed the River Oak Peer Group for the one-year, two-year, three-year, five-year and since-inception periods ended December 31, 2012. The Fund underperformed the Morningstar Small Cap Growth and Lipper Small Cap Growth categories for the one-year, two-year, three-year and five-year periods ended December 31, 2012. The Fund performed in line with the Lipper Large Cap Growth category for the since-inception period ended December 31, 2012. With respect to the Fund’s benchmark, the Russell 2000 Growth Index, the Fund underperformed for the one-year, two-year, three-year, five-year and since-inception periods ended December 31, 2012. The Trustees noted the small size of the Fund, and based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Red Oak Technology Select Fund. The Fund’s advisory fee and expense ratio were slightly lower than the average advisory fee and expense ratio of the Fund’s marketing peer group, which

62	1-888-462-5386 | www.oakfunds.com

Additional Information

As of April 30, 2013 (Unaudited)

consisted of nine other comparable science and technology funds identified by the Adviser (“Red Oak Peer Group”). The Fund’s advisory fee and expense ratio were in line with the average advisory fee and expense ratio of the funds in the Lipper Science & Technology (No Load) category for funds with less than $500 million in assets. The Fund outperformed the Red Oak Peer Group for the two-year, three-year and five-year periods ended December 31, 2012 and underperformed for the one-year, ten-year and since-inception periods. The Fund outperformed the Morningstar Technology and Lipper Science & Technology categories for the two-year, three-year, five-year and ten-year periods ended December 31, 2012, and underperformed for the one-year period. The Fund also underperformed the Lipper Science & Technology category for the since-inception period ended December 31, 2012. With respect to the Fund’s benchmark, the NASDAQ 100 Index, the Fund underperformed for the one-year, two-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Black Oak Emerging Technology Fund. The Fund’s advisory fee and expense ratio were slightly lower than the average advisory fee and expense ratio of the Fund’s marketing peer group, which consisted of nine other comparable science and technology funds identified by the Adviser (“Black Oak Peer Group”). The Fund’s advisory fee and expense ratio were in line with the average advisory and expense ratio fee of the funds in the Lipper Science & Technology category. The Adviser waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Fund underperformed the Black Oak Peer Group for the one-year, two-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2012. The Fund underperformed the Morningstar Technology and Lipper Science & Technology categories for the one-year, two-year, three-year and five-year periods ended December 31, 2012. For the ten-year period ended December 31, 2012, the Fund outperformed the Lipper Science & Technology category and underperformed the Morningstar Technology category. For the since-inception period ended December 31, 2012, the Fund underperformed the Lipper Science & Technology category. With respect to the Fund’s benchmark, the NASDAQ 100 Index, the Fund underperformed for the one-year, two-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2012. The Trustees noted the small size of the Fund, and based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

Live Oak Health Sciences Fund. The Fund’s advisory fee and expense ratio were slightly higher than the average advisory fee and expense ratio of the Fund’s marketing peer group, which consisted of ten other comparable health and biotechnology funds identified by the Adviser (“Live Oak Peer Group”). The Fund’s advisory fee and expense ratio were in line with the average advisory fee and expense ratio of the funds in the Lipper Health & Biotechnology (No Load) category for funds with less than $500 million in assets. The Fund outperformed the Live Oak Peer Group for the since-inception period ended December 31, 2012 and underperformed for the one-year, two-year, three-year, five-year periods and ten-year periods. The Fund underperformed the Morningstar Health and Lipper Health & Biotechnology categories for the one-year, two-year and three-year periods ended December 31, 2012. For the five-year period ended December 31, 2012, the Fund performed in line with the Lipper Health & Biotechnology category and outperformed the Morningstar Health Category. For the ten-year period ended December 31, 2012, the Fund outperformed Lipper Health & Biotechnology category and underperformed the Morningstar

Semi-Annual Report | April 30, 2013 (Unaudited)	63

Additional Information

As of April 30, 2013 (Unaudited)

Health Category. The Fund also underperformed the Lipper Health & Biotechnology category for the since-inception period ended December 31, 2012. With respect to the Fund’s benchmark, the S&P 500 Health Care Sector Index, the Fund performed in line with its benchmark for the three-year period ended December 31, 2012, outperformed for the five-year, ten-year and since-inception periods and underperformed for the one-year and two-year periods. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the quality of services received by the Fund from the Adviser.

The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered the presence of economies of scale in the Funds, in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, and determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

64	1-888-462-5386 | www.oakfunds.com

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

By Mail

Oak Associates Funds

P.O. Box 8233

Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 8:30 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

•	Trade Online

•	Access and Update Account Information

•	Go Paperless with eDelivery

•	View and download account history

•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission	of Matters to a Vote of Security Holders.

There have been no material changes by which Shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) have concluded that such controls and procedures are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	July 8, 2013

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	July 8, 2013